STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	9 Months Ended
Sep. 30, 2015 USD ($)
Common stock
Preferred stock
Stock issuance costs	$ 2,408
Series D convertible redeemable preferred stock
Preferred stock
Stock issuance costs	$ 193